Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Detailed information on intangible assets
Research and development expense	€ 48,645	€ 45,917
Depreciation and amortisation expense	387,906	399,674
Capitalized development costs
Detailed information on intangible assets
Depreciation and amortisation expense	€ 1,302	€ 1,263